Consolidated income statement (Parenthetical)			12 Months Ended
		Aug. 30, 2022	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares [2]
Consolidated income statement
Share consolidation ratio		0.9286
Earnings per ordinary share	[1]		£ 0.47948	£ 0.338	£ 0.273
Earnings per ordinary share - continuing operations			0.49170	0.365	0.230
Earnings per ordinary share - discontinued operations			£ (0.01222)	£ (0.027)	£ 0.043

[1]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.